Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value measurement liabilities [Abstract]
- Embedded derivatives for concentrates sales, net	$ 0	$ 1,524
- Contingent consideration liability	17,570	19,343	$ 16,994	$ 23,026
- Hedge instruments	28,705	(3,863)
Level 1 of fair value hierarchy [member]
Fair value measurement liabilities [Abstract]
- Embedded derivatives for concentrates sales, net	0	0
- Contingent consideration liability	0	0
- Hedge instruments	0	0
Level 2 of fair value hierarchy [member]
Fair value measurement liabilities [Abstract]
- Embedded derivatives for concentrates sales, net	7,424	1,524
- Contingent consideration liability	0	0
- Hedge instruments	28,705	3,863
Level 3 of fair value hierarchy [member]
Fair value measurement liabilities [Abstract]
- Embedded derivatives for concentrates sales, net	0	0
- Contingent consideration liability	17,570	19,343
- Hedge instruments	$ 0	$ 0